Anfield Universal Fixed Income Fund
Anfield Universal Fixed Income Fund
Investment Objective:
The Anfield Universal Fixed Income Fund (the “Fund”) seeks current income.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares and Class A1 shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled How to Purchase Shares in the Fund’s Prospectus.

Shareholders Fees (fees paid directly from your investment)
Shareholder Fees Anfield Universal Fixed Income Fund	Anfield Universal Fixed Income Fund Class A	Anfield Universal Fixed Income Fund Class A1	Anfield Universal Fixed Income Fund Class C	Anfield Universal Fixed Income Fund Class I	Anfield Universal Fixed Income Fund Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	1.00%	1.00%	none	none
Maximum Sales Charge (Load) Imposed On Reinvested Dividends and other Distributions	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Anfield Universal Fixed Income Fund		Anfield Universal Fixed Income Fund Class A	Anfield Universal Fixed Income Fund Class A1	Anfield Universal Fixed Income Fund Class C	Anfield Universal Fixed Income Fund Class I	Anfield Universal Fixed Income Fund Class R
Management Fees		1.15%	1.15%	1.15%	1.15%	1.15%
Distribution and Service (12b-1) Fees		0.25%	0.40%	1.00%	none	0.50%
Other Expenses	[1]	1.05%	1.05%	1.05%	1.05%	1.05%
Total Annual Fund Operating Expenses		2.45%	2.60%	3.20%	2.20%	2.70%
Expense Waiver		(0.55%)	(0.55%)	(0.55%)	(0.55%)	(0.55%)
Total Annual Fund Operating Expenses After Expense Waiver	[2]	1.90%	2.05%	2.65%	1.65%	2.15%
[1]	Expenses are based on estimated amounts for the current fiscal year.
[2]	The Funds Adviser and Sub-Adviser have contractually agreed to reduce the Funds fees and/or absorb expenses of the Fund until at least March 15, 2014 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.90%, 2.05%, 2.65%, 1.65% and 2.15% of average daily net assets attributable to Class A, Class A1, Class C, Class I and Class R shares, respectively. This agreement may be terminated by the Funds Board of Trustees on 60 days written notice to the Adviser and Sub-Adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Anfield Universal Fixed Income Fund (USD $)	1 Year	3 Years
Anfield Universal Fixed Income Fund Class A	757	1,245
Anfield Universal Fixed Income Fund Class A1	771	1,288
Anfield Universal Fixed Income Fund Class C	268	935
Anfield Universal Fixed Income Fund Class I	168	635
Anfield Universal Fixed Income Fund Class R	218	786

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is provided for the Fund because the Fund has not completed its first fiscal year as of the date of this Prospectus.

Principal Investment Strategies:

Under normal circumstances, the Fund invests at least 80% of its net assets, including any borrowings for investment purposes, in a diversified portfolio of fixed income instruments. The Fund is not managed relative to an index and has broad flexibility to allocate its assets across different types of securities and sectors of the fixed income markets. The principal investments of the Fund include corporate bonds, U.S. government and agency securities, foreign sovereign bonds, convertible securities, bank loans, mortgage-backed securities, and cash equivalent instruments. The Fund may also invest in various types of derivatives, including futures , options, credit default swaps, total return swaps and repurchase agreements. The Fund may use derivatives as a substitute for making direct investments in underlying instruments, to reduce certain exposures or to “hedge” against market volatility and other risks.

The Fund may invest in fixed income instruments with fixed or adjustable (floating) rates. The Fund’s average duration is typically expected to be within a range of 4 to 10 years. Duration is frequently used as a measure of a bond’s sensitivity to interest rates. The longer the duration, the more sensitive a bond, or a portfolio of fixed income instruments, will be to changes in interest rates. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

The Fund may invest in both investment grade and below investment grade (often referred to as “high yield” or “junk” bonds) securities, subject to a maximum of up to 30% of the Fund’s assets in below investment grade securities. The Fund will typically invest a substantial portion of the Fund’s investments in securities of issuers with a range of credit ratings that Anfield Capital Management, LLC (“Anfield” or “Sub-Adviser”), the Fund’s sub-adviser, determines to have stable or improving fundamentals. Securities of these issuers include secured bank loans and below investment grade bonds. The Sub-Adviser may also engage in short sales when it believes a security is overvalued in the market. The Fund may invest without limit in U.S. and non-U.S. dollar-denominated securities of U.S. and foreign issuers, including issuers located in emerging market countries.

Although the Fund normally does not engage in any direct borrowing, leverage is inherent in the derivatives it trades. Leverage magnifies exposure to the swings in prices of the reference asset underlying a derivative and results in increased volatility, which means the Fund will generally have the potential for greater gains, as well as the potential for greater losses, than a fund that does not use derivatives.

Anfield’s investment process includes both a top-down macroeconomic analysis and a bottom-up analysis of individual securities. In its evaluation of a potential investment, Anfield conducts a fundamental analysis of the individual issuer, reviews the valuation of the security and the relative valuations of similar securities, and analyzes the supply and demand for the security in the market. Anfield seeks to identify companies in stable and growing sectors of the economy that generate sufficient revenue to meet their debt obligations. Anfield will sell a portfolio holding when it no longer meets Anfield’s investment criteria or when a more attractive investment is available.

The Fund may engage in active and frequent trading.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program but rather one component of a diversified investment portfolio. Many factors affect the Fund’s net asset value and performance.

• Active Trading Risk. A higher portfolio turnover due to active and frequent trading will result in higher transactional and brokerage costs.

• Bank Loan Risk. The Fund’s investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest.

• Counterparty Credit Risk. The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty.

• Credit Risk. The risk that the Fund could lose money if the issuer or guarantor of a fixed income security is unwilling or unable to make timely payments to meet its contractual obligations.

• Currency Risk. The risk that foreign currencies will decline in value relative to the U.S. dollar and adversely affect the value of the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

• Derivatives Risk. The derivative instruments in which the Fund may invest, including futures, options, credit default swaps, total return swaps, repurchase agreements and other similar instruments, may be more volatile than other instruments. The risks associated with investments in derivatives also include liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the market value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.

• Emerging Markets Risk. The risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

• Fixed Income Risk. When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

• Foreign (Non-U.S.) Investment Risk. Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

• Futures Contract Risk. Futures contracts are subject to the same risks as the underlying investments that they represent, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying investments. Investments in futures contracts involve additional costs, may be more volatile than other investments and may involve a small initial investment relative to the risk assumed. If the Sub-Adviser incorrectly forecasts the value of investments in using a futures contract, the Fund might have been in a better position if the Fund had not entered into the contract. Because the futures utilized by the Fund are standardized and exchange traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

• High Yield Risk. Investment in or exposure to high yield (lower rated) debt instruments (also known as “junk bonds”) may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments.

• Index Risk. If a derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index.

• Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

• Leveraging Risk. The use of leverage, such as that embedded in options, will magnify the Fund’s gains or losses.

• Limited History of Operations. The Fund has a limited history of operation. In addition, the Sub-Adviser has not previously managed a mutual fund.

• Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. In the past, in stressed markets, certain types of mortgage-backed securities suffered periods of illiquidity if disfavored by the market.

• Management Risk. The risk that investment strategies employed by the Sub-Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies .

• Market Risk. Overall equity market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Mortgage-Backed and Asset-Backed Securities Risk. The risk of investing in mortgage-backed and other asset-backed securities, including prepayment risk, extension risk, interest rate risk, market risk and management risk.

• Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund. For example, the U.S. Commodity Futures Trading Commission (“CFTC”) or SEC may issue regulations that, upon effectiveness, subject activities of mutual funds trading certain derivative instruments to additional regulation, which could increase the operating expenses of the Fund and impair the Fund’s ability to achieve its investment objective.

• Short Sales Risk. The risk on a short sale is the risk of loss if the value of a security sold short increases prior to the delivery date, since the Fund must pay more for the security than it received from the purchaser in the short sale. Therefore, the risk of loss may be unlimited.

• U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Updated performance information will be available at no cost by visiting www.AnfieldFunds.com or by calling 1-866-851-2525.

Charioteer Mortgage Income Fund
Charioteer Mortgage Income Fund
Investment Objective:
The Charioteer Mortgage Income Fund (the “Fund”) seeks current income and capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares and Class A1 shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled How to Purchase Shares in the Fund’s Prospectus.

Shareholders Fees (fees paid directly from your investment)
Shareholder Fees Charioteer Mortgage Income Fund	Charioteer Mortgage Income Fund Class A	Charioteer Mortgage Income Fund Class A1	Charioteer Mortgage Income Fund Class C	Charioteer Mortgage Income Fund Class I	Charioteer Mortgage Income Fund Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	1.00%	1.00%	none	none
Maximum Sales Charge (Load) Imposed On Reinvested Dividends and other Distributions	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Charioteer Mortgage Income Fund		Charioteer Mortgage Income Fund Class A	Charioteer Mortgage Income Fund Class A1	Charioteer Mortgage Income Fund Class C	Charioteer Mortgage Income Fund Class I	Charioteer Mortgage Income Fund Class R
Management Fees		1.50%	1.50%	1.50%	1.50%	1.50%
Distribution and Service (12b-1) Fees		0.25%	0.40%	1.00%	none	0.50%
Other Expenses	[1]	1.05%	1.05%	1.05%	1.05%	1.05%
Total Annual Fund Operating Expenses		2.80%	2.95%	3.55%	2.55%	3.05%
Expense Waiver		(0.55%)	(0.55%)	(0.55%)	(0.55%)	(0.55%)
Total Annual Fund Operating Expenses After Expense Waiver	[2]	2.25%	2.40%	3.00%	2.00%	2.50%
[1]	Expenses are based on estimated amounts for the current fiscal year.
[2]	The Funds Sub-Adviser has contractually agreed to absorb expenses of the Fund until at least March 15, 2014 to ensure that total annual Fund operating expenses after reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 2.25%, 2.40%, 3.00%, 2.00% and 2.50% of average daily net assets attributable to Class A, Class A1, Class C, Class I and Class R shares, respectively. This agreement may be terminated by the Funds Board of Trustees on 60 days written notice to the Sub-Adviser. These expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been reimbursed) if such recoupment can be achieved within the foregoing expense limits.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Charioteer Mortgage Income Fund (USD $)	1 Year	3 Years
Charioteer Mortgage Income Fund Class A	790	1,344
Charioteer Mortgage Income Fund Class A1	804	1,386
Charioteer Mortgage Income Fund Class C	303	1,038
Charioteer Mortgage Income Fund Class I	203	741
Charioteer Mortgage Income Fund Class R	253	891

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is provided for the Fund because the Fund has not completed its first fiscal year as of the date of this Prospectus.

Principal Investment Strategies:

Under normal circumstances, the Fund invests at least 80% of its assets in a diversified portfolio of mortgage-related instruments. The mortgage-related instruments in which the Fund invests include mortgage-backed securities (“MBS”), including both agency (i.e., government or government agency issued) and non-agency (i.e., privately issued) residential mortgage-backed securities (“RMBS”), collateralized debt obligations (CDOs”), commercial mortgage-backed securities (“CMBS”), collateralized loan obligations (“CLOs”), related credit derivatives, residential mortgage loans and other mortgage and real estate related fixed income instruments. A significant portion of the Fund’s assets is expected to be invested in non-agency RMBS. The Fund may also invest in various types of derivatives, including futures, options, and structured products. The Fund may use derivatives as a substitute for making direct investments in underlying instruments, to reduce certain exposures or to “hedge” against market volatility and other risks.

Compared with agency RMBS, the property and loans underlying non-agency RMBS typically have greater variation, are less standardized and may include loans made to borrowers with lower or impaired credit ratings. Although the Fund’s non-agency RMBS investments will generally be in RMBS that hold loans made to more creditworthy borrowers, including “prime” and “Alt-A” RMBS, the Fund may invest in RMBS that hold loans made to “subprime” borrowers. The Fund may invest, without limitation, in fixed income securities rated investment grade or below investment grade (often referred to as “high yield” or “junk” bonds). The Fund may also invest in securities that are not rated. The Fund typically invests in U.S. dollar-denominated securities, although the Fund may invest in non-U.S. dollar-denominated securities and securities issued by foreign issuers.

Although the Fund normally does not engage in any direct borrowing, leverage is inherent in the derivatives it may trade. Leverage magnifies exposure to the swings in prices of the reference asset underlying a derivative and results in increased volatility, which means the Fund will generally have the potential for greater gains, as well as the potential for greater losses, than a fund that does not use derivatives.

Auriga Capital Management, LLC (“Auriga” or “Sub-Adviser”) the Fund’s sub-adviser, seeks to generate returns primarily through security selection in mortgage credit markets.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program but rather one component of a diversified investment portfolio. Many factors affect the Fund’s net asset value and performance.

•Concentration Risk. The risk resulting from maintaining exposure to the performance of the residential and commercial mortgages held in the mortgage-backed securities in which the Fund will principally invest, primarily increased mortgage-backed and asset-backed securities risk.

•Counterparty Credit Risk. The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty.

•Credit Risk. The risk that the Fund could lose money if the issuer or guarantor of a fixed income security is unwilling or unable to make timely payments to meet its contractual obligations.

•Derivatives Risk. The derivative instruments in which the Fund may invest , including futures, options, structured products and other similar instruments, may be more volatile than other instruments. The risks associated with investments in derivatives also include liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the market value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.

•Fixed Income Risk. When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

•Foreign (Non-U.S.) Investment Risk. Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

•Futures Contract Risk. Futures contracts are subject to the same risks as the underlying investments that they represent, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying investments. Investments in futures contracts involve additional costs, may be more volatile than other investments and may involve a small initial investment relative to the risk assumed. If the Sub-Adviser incorrectly forecasts the value of investments in using a futures contract, the Fund might have been in a better position if the Fund had not entered into the contract. Because the futures utilized by the Fund are standardized and exchange traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

•High Yield Risk. Investment in or exposure to high yield (lower rated) debt instruments (also known as “junk bonds”) may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involvegreater risk of default or price changes than higher rated debt instruments.

•Index Risk. If a derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index.

•Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

•Leveraging Risk. The use of leverage, such as that embedded in options, will magnify the Fund’s gains or losses.

•Limited History of Operations. The Fund has a limited history of operation. In addition, the Adviser has not previously managed a mutual fund.

•Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. In the past, in stressed markets, certain types of mortgage-backed securities suffered periods of illiquidity if disfavored by the market.

•Management Risk. The risk that investment strategies employed by the Sub-Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies .

•Market Risk. Overall equity market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

•Mortgage-Backed and Asset-Backed Securities Risk. The risk of investing in mortgage-backed and other asset-backed securities, including prepayment and extension risk, interest rate risk, market risk, liquidity risk and management risk. Mortgage-backed and asset-backed securities are particularly susceptible to prepayment risk and extension risk. If interest rates fall, the underlying debt may be repaid early, and the Fund may have to reinvest its assets in securities that have a lower yield. On the other hand, if interest rates rise, the duration of the mortgage-backed and asset-backed securities may be extended, making them more sensitive to changes in interest rates. Furthermore, fewer prepayments may be made, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money. The value of mortgage-backed and asset-backed securities may be considerably affected by changes in interest rates, the market’s perception of issuers, declines in the value of collateral, and the creditworthiness of the parties involved.

•Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund. For example, the U.S. Commodity Futures Trading Commission (“CFTC”) or SEC may issue regulations that, upon effectiveness, subject activities of mutual funds trading certain derivative instruments to additional regulation, which could increase the operating expenses of the Fund and impair the Fund’s ability to achieve its investment objective.

•U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Updated performance information will be available at no cost by visiting www.CharioteerFunds.com or by calling 1-866-851-2525.